Cost Method Investment	12 Months Ended
Dec. 31, 2017
Cost Method Investment/ Loans from a Related Party, a Cost Investment Investee [Abstract]
COST METHOD INVESTMENT

15. COST METHOD INVESTMENT

	December 31,	December 31,
	2017	2016
Beginning balance	$3,599,831	$3,851,071
Less: impairment loss	(3,698,881)	-
Foreign currency adjustment	99,050	(251,240)
Ending balance	$-	$3,599,831

In January 2015, the Company made a commitment to invest 5% of the paid-in capital in Xinjiang Microcredit Refinancing Co., Ltd. (“Microcredit Refinancing”). Microcredit Refinancing was a newly formed micro refinancing company in the PRC with total registered capital of RMB 1,000,000,000 (approximately $153,671,465). Such investment was accounted for under the cost method as the Company did not have significant influence over Microcredit Refinancing. On November 2017, the Company restructured its debts due to Microcredit Refinancing by offsetting its investment in Microcredit Refinancing and partial loans payable. As of the filing date, Microcredit Refinancing is not able to transfer the 5% of equity investment in Microcredit Refinancing owned by the Company to Xinjiang Kai Di Investment Co in accordance with the offset agreement due to the Company’s investment in Microcredit Refinance was pledged to a third party who has filed petition to freeze the Company’s investment in Microcredit Refinancing (see Note 18) as a guarantee for the debt owed by Ms. Qi Wen (see Note 28). As a result, the Company has determined to fully impair the cost investment at Microcredit Refinancing as of December 31, 2017 because of the uncertainty associated with the investment in Microcredit Refinancing.

An impairment charge is recorded if the carrying amount of the equity investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company performs an impairment test on its cost method investment whenever events or changes in business circumstances indicate that another-than-temporary impairment has occurred, by considering current economic and market conditions, operating performance, development stages and technology development, and engaging an independent third-party valuation firm to estimate the fair value of cost method investment, as appropriate. The Company recorded impairment charge of $3,698,868 and nil to the carrying value of its investments under the cost method for the years ended December 31, 2017 and 2016, respectively.